Operating Expenses (Tables)	6 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Summary of Cost of Sales

	Cost of sales
	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Depreciation & amortization	(4,662)	(3,625)	(9,059)	(7,038)
Personnel costs	(47,885)	(40,100)	(88,273)	(73,561)
Cost of materials	(126,471)	(99,051)	(181,348)	(140,619)
Properties & buildings maintenance, occupancy and incidental costs	(5,539)	(1,299)	(12,152)	(5,569)
Logistic expenses	(1,132)	460	(2,421)	(547)
IT & Consulting	(8,285)	(9,616)	(16,506)	(16,017)
Other	(16,110)	(7,002)	(18,381)	(12,052)
Cost of sales	(210,084)	(160,233)	(328,140)	(255,403)

Summary of Selling and Distribution Expenses

	Selling and distribution expenses
	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Depreciation & amortization	(15,212)	(11,327)	(29,893)	(25,632)
Personnel costs	(25,602)	(19,916)	(46,707)	(37,935)
Marketing and selling expenses	(30,397)	(21,616)	(59,439)	(45,188)
Logistic expenses	(35,954)	(17,193)	(65,718)	(30,550)
IT & Consulting	(6,126)	(12,059)	(14,330)	(24,488)
Other	136	(4,637)	(552)	(9,074)
Selling and distribution expenses	(113,155)	(86,748)	(216,639)	(172,867)

Summary of General Administration Expenses

	General administration expenses
	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
Depreciation & amortization	(4,263)	(5,205)	(8,432)	(7,904)
Personnel costs	(16,059)	(17,841)	(32,897)	(30,307)
Insurance	(1,312)	(844)	(2,850)	(1,471)
IT & Consulting	(355)	(5,408)	(428)	(9,943)
Other	2,003	(3,093)	(9,770)	(4,898)
General administration expenses	(19,986)	(32,391)	(54,377)	(54,524)